State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

November 23, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 33-010451, 811-04920
Post Effective Amendment No. 67

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statements of Additional Information each dated November 20, 2012 for the Wasatch Emerging Markets Select Fund do not differ from those contained in Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on November 20, 2012 (Accession #0001193125-12-477588).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles